SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets
	December 31,
	2012	2011

Receivables in respect of capital leases (see c below)	$4,130	$3,129
VAT receivables	2,211	2,428
Prepaid expenses	2,784	3,404
Deferred charges	8,611	7,989
Tax receivables	976	1,582
Employees	75	118
Income receivable	3,210	1,155
Advance payments to suppliers	1,300	1,268
Short term deferred taxes	62	55
Receivables from aborted merger	2,750	2,750
Hedging instruments	1,363	-
Other	1,668	1,889

	$29,140	$25,767

Schedule of Long Term Trade Receivables
	December 31,
	2012	2011

Long-term receivables in respect of capital leases (see c below)	$19,498	$20,127
Other receivables	283	92

	$19,781	$20,219

Schedule of Future Capital Lease Receivable
Capital
Year ending December 31,	lease

2013	$4,130
2014	4,063
2015	3,641
2016	3,285
2017	3,207
2018 and after	12,598

$$30,924

Schedule of Short-Term Bank Credit
	Weighted average interest rate
	December 31,		December 31,
	2012	2011	2012	2011
	%

In dollars	4.0	4.0	$3,517	$2,971

Schedule of Other Current Liabilities

	December 31,
	2012	2011

Deferred revenue	$14,528	$12,129
Payroll and related employee accruals	7,049	7,613
Government authorities	3,641	2,472
Advances from customers	3,833	4,279
Provision for vacation pay	6,269	5,922
Capital lease	-	800
Hedging Instruments	-	799
Other	5,016	2,750

	$40,336	$36,764

Schedule of Long-Term Loans
		Interest rate for			December 31,
		2012	2011		2012	2011
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$36,000	$40,000
(b)	U.S.dollar	PRIME + 0.25%	-	2012-2015	8,334	-
(c)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	3,805	4,350
(d)	Euro	7.9%	7.9%	2012-2017	571	652
Other loans:	NIS		6%	2011-2012	-	69

					48,710	45,071
Less - current maturities					7,963	4,718

					$40,747	$40,353

Schedule of Long-Term Debt Maturities
Year ending December 31,

2013	$7,963
2014	7,970
2015	6,312
2016	4,655
2017	4,642
2018 and thereafter	17,168

$48,710

Schedule of Other Long-Term Liabilities
	December 31,
	2012	2011

Deferred revenue	$669	$84
Space segment	501	750
Restructuring charge (mainly termination of lease commitments)	635	811
Long-term tax accrual	4,640	6,265
Long term deferred taxes	2,713	6,349
Deferred income	4,742	7,368
Contingent consideration	151	469
Other	4,518	3,245

	$18,569	$25,341